Shareholder Report, Line Graph (Details) - USD ($)	Apr. 15, 2024	Mar. 04, 2024	Nov. 13, 2023	Nov. 06, 2023	Jul. 10, 2023	Jun. 26, 2023	Jun. 12, 2023	Mar. 27, 2023	Feb. 07, 2023	Nov. 14, 2022	Oct. 27, 2022	Sep. 29, 2022	May 16, 2022	Mar. 07, 2022	Feb. 14, 2022	Nov. 01, 2021	Oct. 07, 2021	Sep. 27, 2021	May 24, 2021	May 12, 2021	May 10, 2021	Dec. 28, 2020	Sep. 03, 2020	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
C000233894
Account Value [Line Items]
Line Graph and Table Measure Name															Simplify Aggregate Bond ETF - NAV
Account Value															$ 10,000									$ 9,795			$ 9,861			$ 9,897			$ 9,336			$ 9,558			$ 9,424		$ 9,124	$ 9,243	$ 9,511	$ 9,797
C000230898
Account Value [Line Items]
Line Graph and Table Measure Name																	Simplify Health Care ETF - NAV
Account Value																	$ 10,000							12,752			12,570			11,102			10,159			10,731			10,109		10,701	9,531	9,863	10,865	$ 11,178
C000231201
Account Value [Line Items]
Line Graph and Table Measure Name																Simplify Hedged Equity ETF - NAV
Account Value																$ 10,000								12,101			11,545			10,961			10,258			10,425			9,895		9,389	9,128	9,254	9,810	10,251
C000233895
Account Value [Line Items]
Line Graph and Table Measure Name															Simplify High Yield PLUS Credit Hedge ETF - NAV
Account Value															$ 10,000									10,775			10,583			10,347			9,709			9,636			9,551		9,200	8,983	9,027	9,859
C000227299
Account Value [Line Items]
Line Graph and Table Measure Name																					Simplify Interest Rate Hedge ETF - NAV
Account Value																					$ 10,000			18,534			16,932			15,133			19,295			12,981			12,654		14,523	13,597	11,452	9,551	7,489	$ 8,000	$ 8,111
C000230231
Account Value [Line Items]
Line Graph and Table Measure Name																		Simplify Intermediate Term Treasury Futures Strategy ETF - NAV
Account Value																		$ 10,000						5,646			5,747			6,078			5,345			6,132			6,688		6,238	6,204	7,353	8,132	9,944	10,031
C000243092
Account Value [Line Items]
Line Graph and Table Measure Name							Simplify Market Neutral Equity Long/Short ETF - NAV
Account Value							$ 10,000																	10,278	$ 9,829	$ 10,016	10,155	$ 10,291	$ 10,242	9,616	$ 9,825	$ 10,246	9,838	$ 9,603	$ 9,389	9,771
C000246389
Account Value [Line Items]
Line Graph and Table Measure Name				Simplify MBS ETF - NAV
Account Value				$ 10,000																				10,424	10,333	10,168	10,377	10,268	10,384	10,367	10,158
C000243093
Account Value [Line Items]
Line Graph and Table Measure Name					Simplify Multi-QIS Alternative ETF - NAV
Account Value					$ 10,000																			10,478	10,500	10,527	10,445	10,335	10,243	10,237	10,221	10,276	10,256	10,101	10,026
C000249114
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Next Intangible Core Index ETF - NAV
Account Value	$ 10,000																							10,503	10,106	9,891
C000249115
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Next Intangible Value Index ETF - NAV
Account Value	$ 10,000																							10,418	10,405	10,000
C000238444
Account Value [Line Items]
Line Graph and Table Measure Name										Simplify Short Term Treasury Futures Strategy ETF - NAV
Account Value										$ 10,000														9,179			9,286			9,725			9,055			9,303			10,267		9,940
C000227543
Account Value [Line Items]
Line Graph and Table Measure Name																			Simplify U.S. Equity PLUS GBTC ETF - NAV
Account Value																			$ 10,000					14,860			14,513			12,260			10,269			10,668			9,693		8,247	7,883	8,355	10,798	11,444	10,313	10,146
C000246390
Account Value [Line Items]
Line Graph and Table Measure Name			Simplify US Equity PLUS QIS ETF - NAV
Account Value			$ 10,000																					12,296	11,921	11,413	11,887	11,475	10,915	10,732	10,295
C000241460
Account Value [Line Items]
Line Graph and Table Measure Name								Simplify Commodities Strategy No K-1 ETF - NAV
Account Value								$ 10,000																9,977			9,611			9,497			10,250			9,914			9,956
C000233896
Account Value [Line Items]
Line Graph and Table Measure Name													Simplify Macro Strategy ETF - NAV
Account Value													$ 10,000											9,106			9,915			9,913			9,520			9,811			9,770		9,668	9,504	9,439
C000233897
Account Value [Line Items]
Line Graph and Table Measure Name														Simplify Managed Futures Strategy ETF - NAV
Account Value														$ 10,000										12,508			11,492			10,789			11,783			10,922			9,963		11,182	11,809	10,907	9,566
C000243094
Account Value [Line Items]
Line Graph and Table Measure Name						Simplify Opportunistic Income ETF - NAV
Account Value						$ 10,000																		10,510	10,428	10,441	10,497	10,596	10,550	10,526	10,319	9,986	10,232	10,204	10,060	10,004
C000238807
Account Value [Line Items]
Line Graph and Table Measure Name									Simplify Propel Opportunities ETF - NAV
Account Value									$ 10,000															11,144	10,720	10,293	12,099	12,053	9,709	9,566	8,785	8,303	9,012	9,290	9,581	9,503	$ 8,948	$ 9,245	8,279	$ 9,552
C000223058
Account Value [Line Items]
Line Graph and Table Measure Name																						Simplify Volt RoboCar Disruption and Tech ETF - NAV
Account Value																						$ 10,000		8,852						7,699						7,258					4,810		7,297		12,382		9,466	$ 10,456
C000220986
Account Value [Line Items]
Line Graph and Table Measure Name																							Simplify US Equity PLUS Convexity ETF - NAV
Account Value																							$ 10,000	15,257						12,931						12,088					10,427		10,923		13,976		12,367	10,834
C000220987
Account Value [Line Items]
Line Graph and Table Measure Name																							Simplify US Equity PLUS Downside Convexity ETF - NAV
Account Value																							$ 10,000	13,698						12,088						11,393					9,986		10,818		13,429		12,207	10,798
C000220988
Account Value [Line Items]
Line Graph and Table Measure Name																							Simplify US Equity PLUS Upside Convexity ETF - NAV
Account Value																							$ 10,000	17,174						13,986						12,886					10,973		11,047		14,561		12,552	10,877
C000238456
Account Value [Line Items]
Line Graph and Table Measure Name											Simplify Enhanced Income ETF - NAV
Account Value											$ 10,000													11,191			11,010			10,830			10,706			10,507			10,244		10,073
C000238457
Account Value [Line Items]
Line Graph and Table Measure Name											Simplify Treasury Option Income ETF - NAV
Account Value											$ 10,000													10,884			10,882			10,533			10,466			10,327			10,188		10,077
C000236819
Account Value [Line Items]
Line Graph and Table Measure Name												Simplify Bitcoin Strategy PLUS Income ETF - NAV
Account Value												$ 10,000												29,106			34,930			21,172			13,805			15,816			14,761		8,693	10,000
C000227300
Account Value [Line Items]
Line Graph and Table Measure Name																				Simplify Volatility Premium ETF - NAV
Account Value																				$ 10,000				14,353			13,912			13,429			12,706			12,476			11,333		10,914	9,918	10,132	10,641	11,436	10,704	10,805
C000248321
Account Value [Line Items]
Line Graph and Table Measure Name		Simplify Tara India Opportunities ETF - NAV
Account Value		$ 10,000																						11,229	10,382	10,312	9,960
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value															10,000									9,491			9,485			9,559			8,949			9,248			9,326		9,058	8,892	9,335	9,795
S&P 500 Index
Account Value [Line Items]
Account Value																	10,000							12,955			12,423			11,237			10,060			10,401			9,565		8,898	8,272	8,697	10,366	10,866
Bloomberg US EQ:FI 60:40 Index (BMA6040) 11-01-21
Account Value [Line Items]
Account Value																10,000								10,873			10,597			10,010			9,108			9,398			8,953		8,454	8,053	8,449	9,606	10,168
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value															10,000									9,491			9,485			9,559			8,949			9,248			9,326		9,058	8,892	9,335	9,795
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value																					10,000			9,207			9,201			9,273			8,681			8,971			9,047		8,787	8,626	9,056	9,502	10,101	10,100	10,095
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value																		10,000						9,091			9,085			9,156			8,572			8,858			8,934		8,677	8,517	8,942	9,382	9,974	9,973
MSCI World Index (Net)
Account Value [Line Items]
Account Value							10,000																	12,279	12,034	11,519	11,964	11,591	11,120	10,988	10,474	9,576	9,862	10,307	10,559	10,216
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value				10,000																				10,581	10,481	10,307	10,574	10,477	10,627	10,656	10,263
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value					10,000																			10,362	10,265	10,094	10,356	10,261	10,408	10,437	10,052	9,616	9,771	10,025	10,090
S&P 500 Index
Account Value [Line Items]
Account Value	10,000																							10,819	10,444	9,951
S&P 500 Index
Account Value [Line Items]
Account Value	10,000																							10,819	10,444	9,951
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value										10,000														10,631			10,624			10,707			10,024			10,358			10,446		10,146
S&P 500 Index
Account Value [Line Items]
Account Value																			$ 10,000					13,652			13,091			11,841			10,602			10,960			10,079		9,376	8,717	9,165	10,923	11,450	10,313	10,253
S&P 500 Index
Account Value [Line Items]
Account Value			$ 10,000																					12,497	12,064	11,494	11,983	11,610	11,021	10,839	10,368
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value								10,000																10,228			10,221			10,301			9,644			9,966			10,050
Bloomberg US EQ:FI 60:40 Index (BMA6040) 05-16-22
Account Value [Line Items]
Account Value													10,000											12,424			12,109			11,438			10,408			10,739			10,231		9,660	9,202	9,654
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value														10,000										9,447			9,441			9,515			8,907			9,205			9,283		9,016	8,850	9,292	9,749
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value						10,000																		10,219	10,124	9,955	10,213	10,119	10,264	10,293	9,913	9,484	9,636	9,887	9,951	9,958
S&P 500 Index
Account Value [Line Items]
Account Value									10,000															13,409	12,945	12,333	12,858	12,457	11,826	11,631	11,125	10,194	10,413	10,934	11,111	10,766	10,098	10,055	9,900	9,549
S&P 500 Index
Account Value [Line Items]
Account Value																						$ 10,000		15,434						13,387						12,391					10,600		10,361		12,944		11,591	10,057
S&P 500 Index
Account Value [Line Items]
Account Value																							10,000	16,767						14,543						13,462					11,516		11,256		14,063		12,593	10,927
S&P 500 Index
Account Value [Line Items]
Account Value																							10,000	16,767						14,543						13,462					11,516		11,256		14,063		12,593	10,927
S&P 500 Index
Account Value [Line Items]
Account Value																							$ 10,000	16,767						14,543						13,462					11,516		11,256		14,063		12,593	$ 10,927
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value											10,000													10,743			10,736			10,820			10,130			10,468			10,557		10,253
Bloomberg Capital U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value											10,000													10,743			10,736			10,820			10,130			10,468			10,557		10,253
S&P 500 Index
Account Value [Line Items]
Account Value												10,000												15,426			14,792			13,380			11,979			12,384			11,389		10,595	9,850
S&P 500 Index
Account Value [Line Items]
Account Value																				$ 10,000				14,113			13,533			12,241			10,959			11,330			10,419		9,693	9,011	9,474	11,292	11,836	10,661	10,599
MSCI USA IMI/Health Care Net (USD) - 100721
Account Value [Line Items]
Account Value																	$ 10,000							11,060			11,218			10,364			9,689			10,076			9,778		10,151	9,112	9,563	10,318	10,774
S&P 500 Index
Account Value [Line Items]
Account Value																$ 10,000								12,349			11,841			10,711			9,590			9,914			9,117		8,481	7,885	8,290	9,881	10,357
ICE BofA US High Yield Index TR
Account Value [Line Items]
Account Value															$ 10,000									10,824			10,707			10,548			9,852			9,800			9,643		9,297	8,941	9,002	9,999
ICE US Treasury 20+ Year Bond Index TR
Account Value [Line Items]
Account Value																					$ 10,000			7,247			7,393			7,669			6,791			7,805			7,995		7,506	7,610	8,527	9,705	10,885	10,488	$ 10,478
ICE US Treasury 20+ Year Bond Index TR
Account Value [Line Items]
Account Value																		$ 10,000						6,783			6,920			7,177			6,356			7,305			7,483		7,026	7,123	7,981	9,083	$ 10,187	$ 9,816
ICE BofA 3 Month US Treasury Bill (USD) TR
Account Value [Line Items]
Account Value							$ 10,000																	10,569	10,526	10,476	10,431	10,385	10,342	10,298	10,250	10,205	10,159	10,113	10,068	10,028
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Account Value				$ 10,000																				10,609	10,486	10,281	10,601	10,490	10,664	10,713	10,271
ICE BofA 3 Month US Treasury Bill (USD) TR
Account Value [Line Items]
Account Value					$ 10,000																			10,529	10,486	10,436	10,391	10,345	10,303	10,259	10,211	10,165	10,120	10,074	10,029
Next Intangible Core Index TR (USD)
Account Value [Line Items]
Account Value	10,000																							10,418	10,405	9,998
Next Intangible Value Index TR (USD)
Account Value [Line Items]
Account Value	$ 10,000																							10,505	10,108	9,887
ICE US Treasury 7-10 Year Bond Index TR
Account Value [Line Items]
Account Value										$ 10,000														10,277			10,283			10,422			9,792			10,244			10,438		10,081
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Account Value								$ 10,000																10,410			10,118			9,901			10,381			9,914			10,175
ICE BofA 3 Month US Treasury Bill (USD) TR
Account Value [Line Items]
Account Value													$ 10,000											10,926			10,783			10,645			10,502			10,366			10,246		10,137	10,052	10,006
SG CTA Index
Account Value [Line Items]
Account Value														$ 10,000										11,102			11,351			10,351			10,918			10,727			10,169		10,725	11,258	$ 10,814	$ 10,070
ICE BofA US High Yield Index TR
Account Value [Line Items]
Account Value						10,000																		11,130	11,023	10,900	11,010	10,880	10,848	10,846	10,460	10,005	10,131	10,250	10,221	10,077
Bloomberg U.S. Universal Total Return Index
Account Value [Line Items]
Account Value						$ 10,000																		10,311	10,218	10,051	10,292	10,192	10,315	10,340	9,962	9,533	9,678	9,915	9,975	9,965
MSCI USA IMI/Health Care Net (USD) - 020723
Account Value [Line Items]
Account Value									$ 10,000															11,014	10,806	10,566	11,172	$ 10,931	$ 10,563	10,321	$ 9,796	$ 9,269	9,649	$ 10,004	$ 10,126	10,034	$ 9,629	$ 10,029	9,737	$ 9,568
Capital U.S. Corporate High Yield Index
Account Value [Line Items]
Account Value											10,000													11,825			11,697			11,528			10,757			10,708			10,524		10,161
ICE BofA 3 Month US Treasury Bill (USD) TR
Account Value [Line Items]
Account Value											10,000													10,853			10,712			10,575			10,432			10,297			10,178		10,070
Bloomberg Barclays 1 - 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value											10,000													10,871			10,727			10,587			10,443			10,304			10,180		10,070
ICE BofA 3 Month US Treasury Bill (USD) TR
Account Value [Line Items]
Account Value											$ 10,000													10,853			10,712			10,575			10,432			10,297			10,178		10,070
Nasdaq Bitcoin Reference Price Index (USD)
Account Value [Line Items]
Account Value												$ 10,000												30,899			36,305			$ 21,544			$ 13,791			$ 15,648			$ 14,671		$ 8,511	$ 9,925
MSCI INDIA Net (USD)
Account Value [Line Items]
Account Value		$ 10,000																						$ 10,916	$ 10,206	$ 10,134	$ 9,905